EQUITY (10K)	12 Months Ended
Dec. 31, 2014
EQUITY [Abstract]
EQUITY
NOTE 12.	EQUITY

Common and Preferred Shares

Our articles of incorporation authorize us to issue up to 250 million shares of common stock and one million shares of preferred stock, par value $0.001 per share.  As of December 31, 2014, there were 13,724,756 shares issued and 13,335,258 shares outstanding.  At December 31, 2013, there were 13,700,862 shares of common stock issued and outstanding.  There were no shares of preferred stock issued or outstanding at December 31, 2014 and 2013.  As of December 31, 2014, the rights and preferences of the preferred stock have not yet been designated.

On April 15, 2015, we issued 15,000 shares of Bridge Preferred Stock.  The terms are disclosed in our subsequent events footnote (See Note 23, Subsequent Events).

On October 3, 2012, in connection with the consummation of the Business Combination, RLJE and certain Image and Acorn Media selling shareholders entered into an amended and restated registration rights agreement (the “Registration Rights Agreement”), in which RLJE agreed to use its best efforts to register certain of its securities held by the stockholders who are a party to the Registration Rights Agreement under the Securities Act of 1933, as amended (the “Securities Act”).  Such stockholders are entitled to make up to three demands, excluding short form registration demands, that RLJE register certain of its securities held by them for sale under the Securities Act.  In addition, such stockholders have the right to include their securities in other registration statements filed by RLJE.  At December 31, 2014, no demand had been received.

Included in our common shares outstanding at December 31, 2013 were 898,438 shares held by the Sponsor as part of the initial public offering of RLJE.  These shares were subject to forfeiture over a two-year period if certain stock price targets were not achieved.  As of December 31, 2014, 458,952 common shares have been returned to the Company and the remaining shares were returned in January 2015.

Treasury Shares

As shares are forfeited, they become treasury shares.  Forfeiture of shares occurs when directors or employees resign or stop working for the Company prior to achieving vesting conditions for certain stock-based compensation awards, when performance conditions are not met regardless of continued employment or service or when Sponsor shares are returned to the Company as discussed above.  Treasury shares are available to RLJE for future grants or issuances of shares as elected by the Company.  At December 31, 2014, we had 389,498 of treasury shares outstanding.  At December 31, 2013, we did not have any treasury shares.